Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 320	$ 615
Carrying value of investments, Non-Current	1,623	547
Total Investments	1,943	1,162
Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	218	351
Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	1,431	567
Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	294	244
Fair Value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	1,996	1,202
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	205	278
Fair Value | Fixed Maturity Plan Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current		65
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	115	123
Carrying value of investments, Non-Current	1,293	281
Fair Value | Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current		149
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	23	14
Fair Value | Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	1
Fair Value | Unquoted Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	2	1
Fair Value | Others | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	10	7
Cost | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	$ 294	$ 244